Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

36. Subsequent events

Management has evaluated subsequent events through March 31, 2026, which is the date these financial statements were issued.

1.      As of 2026, the Group drew down an additional $1.5 million from its existing Banc ABC loan facility. Following approval of the Promissory Notes conversion into a term loan by the bank’s credit committee, $1.5 million remains available for immediate drawdown.

2.      On January 1, 2026, the Government announced a revision to the gold royalty framework, whereby the royalty rate applicable to gold producers will increase from 5% to 10% when the gold price exceeds US$5,000 per ounce.

3.      On March 13, 2026, Ibrahima Tall resigned as Chief Executive Officer of the Company and entered into a settlement agreement with the Group. Under the terms of the agreement, Mr. Tall will receive cash consideration of approximately $0.8 million and an equivalent dollar amount in ordinary shares resulting in 255,722 Ordinary Shares (determined based on the 10-day volume weighted average price) together with the acceleration of vesting of all outstanding RSUs. Mr. Tall agreed to release the Company from any and all claims related to his employment with Namib and will remain on the Board as a director.

4.      Namib Minerals commenced dewatering at the Redwing Mine in January 2026 to enable access to underground workings for assessment and restart planning. The programme is progressing in line with expectations and represents a key step toward the potential resumption of operations.

5.      The ongoing conflict in the Middle East has increased global economic uncertainty, particularly through higher energy prices, supply chain pressures, and inflation, which may increase the Group’s operating costs. In Zimbabwe, this may impact the cost of key inputs such as consumables, equipment, and labour. The Group has not experienced any direct disruption to operations to date. Management continues to monitor developments; however, based on current assessments, the directors are satisfied that the Group has adequate resources to continue as a going concern.

6.      398,474 Ordinary Shares were issued after year end, with a par value of $40 and an increase in share premium of $599,959. The shares were issued to settle debt in line with the promissory note (refer to note 26).

7.      Molly P. Zhang (aka Peifang Zhang) resigned as a director of the Company, effective April 1, 2026.